Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring
12. Restructuring
In 2024, restructuring charges primarily relate to the Company’s key initiatives. Restructuring charges in 2023 primarily relate to activities focused on aligning the Company’s operations with its key growth priorities. The Company recognized restructuring costs of $1.6 million and $5.4 million during the three months ended March 31, 2024 and 2023, respectively, comprised primarily of termination benefits related to headcount reductions. In accordance with GAAP, employee termination benefits were recognized at the date employees were notified and post-employment benefits were accrued as the obligation was probable and estimable. Benefits for employees who provided service greater than 60 days from the date of notification were recognized ratably over the service period.
The following table summarizes activity in the Company’s restructuring-related liability during the three months ended March 31, 2024 and 2023, respectively (in thousands):

	Balance at December 31, 2023	Restructuring Charges	Payments / Utilizations	Liability at March 31, 2024
Employee-related costs	$18	$1,644	$(1,617)	$45

Total costs	$18	$1,644	$(1,617)	$45

	Balance at December 31, 2022	Restructuring Charges	Payments / Utilizations	Liability at March 31, 2023
Employee-related costs	$469	$5,387	$(4,467)	$1,389

Total costs	$469	$5,387	$(4,467)	$1,389

Note 14. Restructuring
In 2023, restructuring charges primarily relate to activities focused on aligning the Company’s operations with its key growth priorities. Restructuring charges in 2022 relate to the consolidation of our streaming fitness and nutrition offerings into a single Beachbody platform. The Company recognized restructuring costs of $6.5 million and $10.0 million during the years ended December 31, 2023 and 2022, respectively, comprised primarily of termination benefits related to headcount reductions, of which approximately zero and $0.5 million is included in accrued expenses in the consolidated balance sheets at December 31, 2023 and 2022, respectively. In accordance with GAAP, employee termination benefits were recognized at the date employees were notified and post-employment benefits were accrued as the obligation was probable and estimable. Benefits for employees who provided service greater than 60 days from the date of notification were recognized ratably over the service period.
The following table summarizes activity in the Company’s restructuring-related liability during the years ended December 31, 2023 and 2022 (in thousands):

	Balance at December 31, 2022	Restructuring Charges	Payments / Utilizations	Liability at December 31, 2023
Employee-related costs	$469	$6,497	$(6,948)	$18

Total costs	$469	$6,497	$(6,948)	$18

	Balance at December 31, 2021	Restructuring Charges	Payments / Utilizations	Liability at December 31, 2022
Employee-related costs	$—	$10,047	$(9,578)	$469

Total costs	$—	$10,047	$(9,578)	$469

During the year ended December 31, 2022, the Company determined that the useful life of certain computer software and web development assets, and content assets would end upon the completion of its platform consolidation. The Company accelerated depreciation of these computer software and web development assets and recorded $3.4 million of additional depreciation expense as a component of digital cost of revenue and nutrition and other cost of revenue during the year ended December 31, 2022. The Company also accelerated amortization of these content assets and recorded $2.7 million of additional amortization as a component of digital cost of revenue during the year ended December 31, 2022.
See Note 23,
Subsequent Events
, for information related to a restructuring in January 2024.